Other Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Accrued Liabilities [Line Items]
Defined benefit pension obligations, net (note 9)	$ 3,536	$ 4,720
Other non-current liabilities	3,384	2,672
Other liabilities, noncurrent	11,198	14,312
Personnel Related
Schedule of Accrued Liabilities [Line Items]
Other liabilities, noncurrent	$ 4,278	$ 6,920